Related Party Balances and Transactions	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Related Party Balances and Transactions
5. Related party balances and transactions
The table below sets major related parties of the Group and their relationships with the Group:

Entity or individual name	Relationship with the Group
Cunjun Ma	Chief Executive Officer and Director of the Group
Individual Director or Officer	Directors or Officers of the Group
Shareholders and minority shareholders	Shareholders and minority shareholders
Xiaoke Huixuan (Shenzhen) Technology Co., Ltd. (“Xiaoke”)	Company that the Group has significant influence on
Huibao Huipei (Shenzhen) Technology Co., Ltd (“Huibao Huipei”)	Company that the Group has significant influence on
Details of related party transactions for the years ended December 31, 2020, 2021 and 2022 are as follows:
Service provided by related parties:

	For the year ended December 31
	2020	2021	2022
	RMB	RMB	RMB
Technology service fee to Xiaoke	—	11,609	7,259
PPC advertisement service fee to Xiaoke	—	412	—
Channel cost to Huibao Huipei	—	140	2,054

Total	—	12,161	9,313

According to the cooperation agreements in 2021 and 2022, Xiaoke provides technology service to the Company, and Huibao Huipei serves as one of the Company’s traffic channels.

Service provided to related parties:

	For the year ended December 31
	2020	2021	2022
	RMB	RMB	RMB
Consulting service fee to Huibao Huipei	—	—	970

Total	—	—	970

The Company provides consulting service to Huibao Huipei according to the cooperation agreement in 2022.
Details of related party balances as of December 31, 2021 and 2022 are as follows:
Amounts due from related parties:

	As of
	December 31, 2021	December 31, 2022
	RMB	RMB
Shareholders	128	149
Huibao Huipei	—	340

	128	489

The amount due from related parties represents the advance miscellaneous fees for shareholders and the receivable for consulting service provided to Huibao Huipei.
Amounts due to related parties:

	As of
	December 31, 2021	December 31, 2022
	RMB	RMB
Xiaoke	11,753	495
Others	122	—

	11,875	495

The amount due to Xiaoke represents the payable for technology service.